Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 0	$ 43,205
Cash held by acting commodity futures brokers administrating open contracts	0	6,788,072
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	0	0
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	0	43,205
Longest maturity date		Feb. 28, 2013
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	1,200,500	981,779
Cash held by acting commodity futures brokers administrating open contracts	8,467,348	11,255,076
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	1,200,500	951,801
Longest maturity date	Dec. 31, 2015	Dec. 31, 2014
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	0	29,978
Longest maturity date		Feb. 28, 2013
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	6,652,432	2,551,354
Cash held by acting commodity futures brokers administrating open contracts	150,597,920	200,859,877
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	6,193,496	2,503,274
Longest maturity date	Dec. 31, 2017	Mar. 31, 2017
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	458,936	48,080
Longest maturity date	Mar. 31, 2014	Mar. 31, 2013
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts		0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	1,225,590	(1,041,544)
Cash held by acting commodity futures brokers administrating open contracts	104,880,846	132,743,763
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	817,366	(1,651,077)
Longest maturity date	Jun. 30, 2018	Jun. 30, 2017
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain (loss) on open contracts	$ 408,224	$ 609,533
Longest maturity date	Jun. 30, 2014	Apr. 30, 2013